2. Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equipment Details
Test vehicles		$ 124,687	$ 124,687
Other		5,000
Consists of Equipment Net		129,687	124,687
Less: accumulated depreciation		(32,087)	(6,234)
Equipment, net	$ 78,148	$ 97,600	$ 118,453